Net Loss Per Share - Schedule of calculation of diluted net loss per share attributable to common shareholders (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	58,891,209	16,621,655
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	28,042,235	12,819,685
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	1,150,724	3,801,970
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	50,000
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	28,750,000
Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	898,250